DUE TO ALSET INC. (Details Narrative) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Alset Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties, net	$ 202,645	$ 202,645	$ 202,644